Company history - Additional Information (Detail) R$ / shares in Units, R$ in Thousands																		12 Months Ended
		Oct. 10, 2021 BRL (R$)	Sep. 10, 2021 BRL (R$) shares	Sep. 09, 2021 BRL (R$) R$ / shares shares	Sep. 01, 2021 BRL (R$)	Aug. 23, 2021 BRL (R$) Item	Aug. 10, 2021 BRL (R$) shares	Jun. 01, 2021 shares	May 20, 2021	Oct. 26, 2020 BRL (R$)	Aug. 28, 2020 BRL (R$) R$ / shares shares	Jul. 17, 2020 BRL (R$)	May 27, 2020 BRL (R$)	Jan. 30, 2020 BRL (R$) Item	Jan. 14, 2020 BRL (R$) shares	Nov. 01, 2019 BRL (R$)	Mar. 28, 2019 BRL (R$) Installment	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Feb. 11, 2022	Oct. 29, 2021 BRL (R$)	Oct. 22, 2021 BRL (R$)	Oct. 19, 2021 BRL (R$)	Sep. 04, 2021 BRL (R$)	May 13, 2021 BRL (R$) shares	Apr. 09, 2020 BRL (R$) shares
Development of the Company
Contractual Term																	30 years
Consolidated working capital																		R$ 14,336,147	R$ 10,887,874
Profit for the year																		6,696,460	1,488,294	R$ 2,893,373
Cash and cash equivalents and marketable securities																		R$ 20,546,826	R$ 17,312,027
Maximum period allowed for gas cost adjustment																		1 year
Banco Santander (Brasil) S.A. [member] | Swap agreements for shares
Development of the Company
Maximum aggregate amount of derivatives which may be negotiated pursuant to agreement																											R$ 600,000
Maximum aggregate number of underlying shares pursuant to agreement | shares																											19,500,000
Bradesco
Development of the Company
Preferred share issue (in shares)			R$ 810,015																			R$ 630,000
Preferred share issued as percentage of share capital			4.47%
TUP Porto São Luis S.A. [member]
Development of the Company
Acquisition consideration price						R$ 804,803
Percentage of binding proposal for share capital acquisition							100.00%
Percentage of share capital acquired						50.00%															100.00%
Number of mineral projects | Item						3
Percentage of minority interest recognised							49.00%
Common shares [member]
Development of the Company
Number of shares issued | shares																		1,874,070,932
Rede Integrada de Lojas de Convenencias e Proximidade S.A [Member]
Development of the Company
Investment in joint venture																R$ 1,122,000
Gain (loss) from formation of joint venture																R$ 528,967
Compass group acquisition
Development of the Company
Acquisition consideration price	[1]													R$ 99,385
Additional payment for the acquisition												R$ 4,385
Percentage of share capital acquired														100.00%
Preliminary goodwill generated from acquisition														R$ 94,892
Compass group acquisition | Gas and Power [member]
Development of the Company
Number of pillars focused by segment | Item														4
Cosan Lubes Investments Limited [member]
Development of the Company
Number of shares issued | shares																		34,963,764
Rumo S.A. [member]
Development of the Company
Shares held in subsidiary | shares																		40,065,607
Number of shares issued | shares																		1,854,158,791
Rumo S.A. [member] | Common shares [member]
Development of the Company
Proceeds from issue of share through follow-on offering											R$ 6,400,000
Share issue price | R$ / shares											R$ 21.75
Number of shares issued | shares											294,252,874
Rumo S.A. [member] | Railroad Network [Member]
Development of the Company
Contractual bid amount																	R$ 2,719,530
Contractual bid amount adjusted with contratual parameters																	R$ 2,904,778
Percentage of cash payment in auction																	5.00%
Period of cash payment to be made in auction																	45 days
Number of quarterly installments calculated pursuant to the terms of the concession agreement | Installment																	120
Payments for auction																	R$ 145,239,000
Comgas [member]
Development of the Company
Number of shares issued | shares																		132,520,587
Rumo Malha Paulista S.A. [member]
Development of the Company
Percentage of ownership held in subsidiary	[2]																	100.00%	28.47%
New grant amount for sub-concession contracts													R$ 3,382,030
Repayment of grants for sub-concession contracts													2,823,777
Estimated investments to be made for sub-concession contracts													R$ 6,100,000					R$ 6,100,000
Raizen S A [Member]
Development of the Company
Number of shares not contributed in capital increase | shares								2
Raizen S A [Member] | Shell Brands International A G
Development of the Company
Minimum period of license agreement to use the "Shell" brand									13 years
Raizen S A [Member] | Preference shares [member]
Development of the Company
Issue of shares for investment agreement				R$ 6,709,671
Number of shares issued | shares				906,712,350
Issue price (In R$ per share) | R$ / shares				R$ 7.4
Net amount				R$ 6,599,987
Funding costs				R$ 109,684
Raizen S A [Member] | Preference shares [member] | Hédera Investimentos e Participações S.A
Development of the Company
Number of shares issued | shares							330,602,900
Subscription Bonus							R$ 2,423,944
Market value adjustment to subscription bonus							76,663
Subscription bonus net of market value adjustment							R$ 2,347,281
Preferred shares issued as percentage of share capital							3.22%
Raizen S A [Member] | Biosev S.A. [member]
Development of the Company
Additional payment for the acquisition							R$ 4,581,899
Atlântico Participações Ltda. [member]
Development of the Company
Shareholding percentage						37.00%
CIP
Development of the Company
Anticipated payment of obligations with non-controlling preferred shareholders					R$ 182,373
Rumo [member] | Brado Logisticae Participacoes S A [member]
Development of the Company
Percentage of ownership held in subsidiary			77.65%
Additional payment for the acquisition			R$ 388,739
Percentage of share capital acquired			15.42%
Number of share acquired | shares			2,000
Cosan Lubrificantese Especialidades S A [member]
Development of the Company
Percentage of ownership held in subsidiary																		100.00%	100.00%
Tax credits granted																								R$ 208,118
China Communications Construction Company Limited
Development of the Company
Percentage of ownership held in subsidiary						51.00%
Cosan S.A. [member] | Comgas [member]
Development of the Company
Percentage of ownership held in subsidiary															99.15%
Investment in subsidiary was derecognized															R$ 2,861,936
Cosan S.A. [member] | Comgas [member] | Common shares [member]
Development of the Company
Shares held in subsidiary | shares															103,699,333
Cosan S.A. [member] | Comgas [member] | Preference shares [member]
Development of the Company
Shares held in subsidiary | shares															27,682,044
Compass Gas e Energia [Member] | Petrobras Gás S.A. – Gaspetro
Development of the Company
Percentage of interest in share capital proposed to be sold										51.00%
Amount to be paid for the acquisition of control of Gaspetro										R$ 2,030,000
Compass Gas e Energia [Member] | Investors
Development of the Company
Number of preferred shares agree to be subscribed (in shares) | shares																										30,853,032
Preferred stock agreed to be subsrcibed as a percent of share capital																										4.68%
Compass Contribution																										R$ 810,000
Compass Gas e Energia [Member] | Bradesco Vida e Previdência S.A. (“Bradesco”), BC Gestão de Recursos Ltda., Prisma Capital Ltda. and Nucleus Capital Ltda
Development of the Company
Preferred stock agreed to be subsrcibed as a percent of share capital																									7.68%
Preferred shares agree to be subscribed (in R$)																									R$ 1,440,000
Compass Gas e Energia [Member] | Class B preferred shares
Development of the Company
Compass Contribution																		R$ 2,250,015
Compass Gas e Energia [Member] | Compass Um Participacoes SA | Sulgás
Development of the Company
Acquisition consideration price																							R$ 955,244
Percentage of share capital acquired		51.00%
Price of minority interest acquired		R$ 917,783
Preliminary goodwill generated from acquisition		R$ 2,777,415
Length of distribution network (in KM)		1,400
Number of customers served		68,000
Number of municipalities served		42
Distributed volume of natural gas		2,000,000
Percentage of minority interest recognised		49.00%

[1]	On July 17, 2020, the Compass made an additional payment for the acquisition of Compass Trading in the amount of R$4,385, as provided for in the agreement.
[2]	Changes in equity interest resulting from the Corporate Reorganization.